INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2020	Jun. 30, 2019
DisclosureOfIncomeTaxesLineItems [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 11,399,000
Canada
DisclosureOfIncomeTaxesLineItems [Line Items]
Amounts related to tax loss carry forwards, Canada	11,898,000	$ 8,467,000
United States
DisclosureOfIncomeTaxesLineItems [Line Items]
Amounts related to tax loss carry forwards, US	$ 1,199,000	$ 778,000